Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Salem Street Trust
Prospectus Date	rr_ProspectusDate	May 31, 2016
NF_Fidelity Total International Index Fund_Investor and Premium PRO-02 | Fidelity® Total International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
NF_Fidelity Total International Index Fund_Investor and Premium PRO-02 | Fidelity® Total International Index Fund | Fidelity Total International Index Fund-Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.18%
1 year	rr_ExpenseExampleYear01	$ 18
3 years	rr_ExpenseExampleYear03	$ 58
NF_Fidelity Total International Index Fund_Investor and Premium PRO-02 | Fidelity® Total International Index Fund | Fidelity Total International Index Fund-Premium Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.11%
1 year	rr_ExpenseExampleYear01	$ 11
3 years	rr_ExpenseExampleYear03	$ 35

[1]	Adjusted to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.